Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, net [Abstract]
Schedule of Property and Equipment
Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2023 $
30,942 $ (6,660)
$ 24,282
- Additions in property and equipment
3,718 -
3,718
- Depreciation for the year
- (825)
(825)
Balance, December 31, 2024 $ 34,660 $ (7,485) $ 27,175
- Additions in property and equipment 1,671 - 1,671
- Depreciation for the year - (998) (998)
Balance, December 31, 2025 $ 36,331 $ (8,483) $ 27,848